Investment in Cauchari-Olaroz Project - Schedule of Reconciliation of Summarized Financial Information to Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Net assets	$ 247,076	$ 227,631
Company's share of net assets (49%)	110,690
Interest capitalized while proportionally consolidated	6,619
Joint Venture expenditures incurred by the Company net of eliminations	5,489
Carrying value	122,798
Exar Capital B.V.
Disclosure Of Joint Ventures [Line Items]
Net assets	78,661	$ 43,927
Company's share of net assets (49%)	38,544
Elimination of unrealized gain on intercompany transactions and other, cumulative	(42,003)
Difference between the face value and the fair value of loans to Exar Capital	36,942
Carrying value	$ 33,483